Goodwill and Other Intangible Assets The Components of Definite-lived Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 7.9	$ 7.9
Accumulated Amortization	1.0	0.1
Net	6.9	7.8
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted - Average Remaining Amortization	10 years
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	6.7	6.7
Accumulated Amortization	0.7	0.1
Net	6.0	6.6
Trade name
Finite-Lived Intangible Assets [Line Items]
Weighted - Average Remaining Amortization	4 years
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	1.2	1.2
Accumulated Amortization	0.3	0
Net	$ 0.9	$ 1.2